FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Canadian dollar contracts	Dec. 31, 2022 CAD ($) $ / $
Not later than one year | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD) | $ / $	1.30
Not later than one year | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD) | $ / $	1.46
Currency risk | Not later than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 335,000,000
Currency risk | 2025
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 335,000,000